Debt (Long-Term Debt - Scheduled Repayments) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Debt
Long-term debt repayments scheduled for 2016	$ 7,383
Long-term debt repayments scheduled for 2017	7,789
Long-term debt repayments scheduled for 2018	13,058
Long-term debt repayments scheduled for 2019	7,863
Long-term debt repayments scheduled for 2020	9,459
Long-term debt repayments scheduled for the period thereafter	$ 83,891
Weighted average interest rate of long-term debt repayment scheduled for 2016	2.80%
Weighted average interest rate of long-term debt repayment scheduled for 2017	2.30%
Weighted average interest rate of long-term debt repayment scheduled for 2018	3.50%
Weighted average interest rate of long-term debt repayment scheduled for 2019	3.90%
Weighted average interest rate of long-term debt repayment scheduled for 2020	3.20%
Weighted average interest rate of long-term debt repayment scheduled for the period thereafter	4.80%